4. STOCKHOLDERS' DEFICIT (Details 2) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Outstanding, Ending	5,124,007
Warrants
Outstanding, Beginning	43,497,62.	3,503
Issuances	774,245	4,334,898
To be issued	0	21,549
Canceled / Expired	0	(10,188)
Exercised	0	0
Outstanding, Ending	5,124,007	43,497,62.